Post-employee benefit plans - Service cost (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of defined benefit plans [line items]
DC pension	$ (24)	$ (24)	$ (57)	$ (55)
Plan amendment gain on OPEBs	0	0	0	16
Less: Capitalized benefit plans cost	15	14	29	29
Total post-employment benefit plans service cost included in operating costs	(63)	(64)	(136)	(114)
Other costs recognized in severance, acquisition and other costs	0	(4)	(4)	(4)
Total post-employment benefit plans service cost	(63)	(68)	(140)	(118)
DB pension
Disclosure of defined benefit plans [line items]
Current service cost	(53)	(53)	(106)	(101)
OPEBs
Disclosure of defined benefit plans [line items]
Current service cost	$ (1)	$ (1)	$ (2)	$ (3)